Consolidated Statements of Stockholders' Deficit (Q2) - USD ($)	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total
Beginning balance (in shares) at Dec. 31, 2017	0	139,300,122
Beginning balance at Dec. 31, 2017	$ 0	$ 139,300	$ 94,995,040	$ (104,971,384)	$ (43,783)	$ (9,880,827)
Proceeds from stock option exercise, shares						0
Proceeds from stock option exercised			2,480,970			$ 2,480,970
Shares issued for services (in shares)		1,049,340
Fair value of shares issued for services		$ 1,049	180,451			181,500
Conversion of short term notes and convertible notes payable (in shares)		6,395,499
Conversion of short term notes and convertible notes payable		$ 6,396	(6,396)			0
Warrants issued for consulting services			828,690			828,690
Foreign currency translation adjustment					(19,085)	(19,085)
Ending balance (in shares) at Dec. 31, 2018	0	155,665,138
Ending balance at Dec. 31, 2018	$ 0	$ 155,665	101,153,882	(116,602,778)	(62,868)	(15,356,099)
Net loss				(2,197,317)		(2,197,317)
Cashless warrant exercises (in shares)		704,108
Cashless warrant exercises		$ 704	(704)			0
Stock Issued During Period, Shares, Warrants Exercised		620,000
Proceeds from warrant exercise		$ 620	52,580			53,200
Conversion of short term notes and convertible notes payable (in shares)		3,333,334
Conversion of short term notes and convertible notes payable		$ 3,334	263,333			266,667
Reclassification of warrant liability to equity due to adoption of ASU 2017-11			262,339	1,279,661		1,542,000
Foreign currency translation adjustment					(2,398)	(2,398)
Ending balance (in shares) at Mar. 31, 2019	0	160,322,580
Ending balance at Mar. 31, 2019	$ 0	$ 160,323	101,731,430	(117,520,434)	(65,266)	(15,693,947)
Beginning balance (in shares) at Dec. 31, 2018	0	155,665,138
Beginning balance at Dec. 31, 2018	$ 0	$ 155,665	101,153,882	(116,602,778)	(62,868)	(15,356,099)
Net loss						(4,931,748)
Beneficial conversion feature on convertible debt						0
Conversion of advances from related parties						180,000
Ending balance (in shares) at Jun. 30, 2019	0	188,650,891
Ending balance at Jun. 30, 2019	$ 0	$ 188,651	103,774,485	(120,254,865)	(63,777)	(16,355,506)
Beginning balance (in shares) at Dec. 31, 2018	0	155,665,138
Beginning balance at Dec. 31, 2018	$ 0	$ 155,665	101,153,882	(116,602,778)	(62,868)	$ (15,356,099)
Proceeds from stock option exercise, shares						0
Proceeds from stock option exercised			333,422			$ 333,422
Cashless warrant exercises (in shares)		4,962,157
Cashless warrant exercises		$ 4,962	(4,962)			0
Shares issued for services (in shares)		150,000
Fair value of shares issued for services		$ 150	28,350			28,500
Conversion of short term notes and convertible notes payable (in shares)	450,000	35,550
Conversion of short term notes and convertible notes payable	$ 450	$ 36,000
Warrants issued for consulting services			186,867			186,867
Foreign currency translation adjustment					634	634
Ending balance (in shares) at Dec. 31, 2019	0	293,780,400
Ending balance at Dec. 31, 2019	$ 0	$ 293,781	115,457,808	(125,752,956)	(62,234)	(10,063,601)
Beginning balance (in shares) at Mar. 31, 2019	0	160,322,580
Beginning balance at Mar. 31, 2019	$ 0	$ 160,323	101,731,430	(117,520,434)	(65,266)	(15,693,947)
Net loss				(2,734,431)		(2,734,431)
Cashless warrant exercises (in shares)		2,997,375
Cashless warrant exercises		$ 2,997	13,003			16,000
Stock Issued During Period, Shares, Warrants Exercised		17,051,769
Proceeds from warrant exercise		$ 17,052	1,333,005			1,350,057
Other warrant exercise, shares		5,804,167
Other warrant exercise, amount		$ 5,804	451,697			457,501
Stock-based compensation			31,758			31,758
Conversion of short term notes and convertible notes payable (in shares)		2,475,000
Conversion of short term notes and convertible notes payable		$ 2,475	177,525			180,000
Warrants issued for consulting services			36,067			36,067
Foreign currency translation adjustment					1,489	1,489
Ending balance (in shares) at Jun. 30, 2019	0	188,650,891
Ending balance at Jun. 30, 2019	$ 0	$ 188,651	103,774,485	(120,254,865)	(63,777)	(16,355,506)
Beginning balance (in shares) at Dec. 31, 2019	0	293,780,400
Beginning balance at Dec. 31, 2019	$ 0	$ 293,781	115,457,808	(125,752,956)	(62,234)	(10,063,601)
Net loss				(3,001,148)		(3,001,148)
Stock Issued During Period, Shares, Warrants Exercised		1,000,000
Proceeds from warrant exercise		$ 1,000	9,000			10,000
Shares issued for services (in shares)		1,000,000
Fair value of shares issued for services		$ 1,000	199,000			200,000
Stock-based compensation			21,900			21,900
Conversion of short term notes and convertible notes payable (in shares)		1,820,461
Conversion of short term notes and convertible notes payable		$ 1,820	262,164			263,984
Conversion of advances from related parties (in shares)		62,811
Conversion of advances from related parties		$ 63	2,035			2,098
Foreign currency translation adjustment					4,826	4,826
Ending balance (in shares) at Mar. 31, 2020	0	297,663,672
Ending balance at Mar. 31, 2020	$ 0	$ 297,664	115,951,907	(128,754,104)	(57,408)	(12,561,941)
Beginning balance (in shares) at Dec. 31, 2019	0	293,780,400
Beginning balance at Dec. 31, 2019	$ 0	$ 293,781	115,457,808	(125,752,956)	(62,234)	(10,063,601)
Net loss						$ (6,634,168)
Proceeds from stock option exercise, shares						225,000
Beneficial conversion feature on convertible debt						$ 560,682
Conversion of short term notes and convertible notes payable						354,729
Conversion of advances from related parties						18,098
Ending balance (in shares) at Jun. 30, 2020	0	302,119,428
Ending balance at Jun. 30, 2020	$ 0	$ 302,119	117,326,629	(132,387,124)	(64,157)	(14,822,533)
Beginning balance (in shares) at Mar. 31, 2020	0	297,663,672
Beginning balance at Mar. 31, 2020	$ 0	$ 297,664	115,951,907	(128,754,104)	(57,408)	(12,561,941)
Net loss				(3,633,020)		(3,633,020)
Proceeds from PIPE, shares		1,071,428
Proceeds from PIPE, amount		$ 1,071	148,929			150,000
Proceeds from stock option exercise, shares		225,000
Proceeds from stock option exercised		$ 225	44,025			44,250
Beneficial conversion feature on convertible debt			560,682			560,682
Shares issued for services (in shares)		2,200,000
Fair value of shares issued for services		$ 2,200	515,300			517,500
Conversion of short term notes and convertible notes payable (in shares)		759,328
Conversion of short term notes and convertible notes payable		$ 759	89,986			90,745
Conversion of advances from related parties (in shares)		200,000
Conversion of advances from related parties		$ 200	15,800			16,000
Foreign currency translation adjustment					(6,749)	(6,749)
Ending balance (in shares) at Jun. 30, 2020	0	302,119,428
Ending balance at Jun. 30, 2020	$ 0	$ 302,119	$ 117,326,629	$ (132,387,124)	$ (64,157)	$ (14,822,533)